Operating expenses - Bonus awards (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating expenses
Total Bonus awards	£ 301,000,000	£ 206,000,000	£ 307,000,000
Bonus awards as a % of operating profit before tax	7.00%	(83.00%)
Proportion of bonus awards that are deferred	87.00%	83.00%
Bonus awards
Operating expenses
Total Bonus awards	£ 301,000,000	£ 206,000,000
Change %	46.00%
Non-deferred cash awards
Operating expenses
Total Bonus awards	£ 38,000,000	35,000,000
Change %	9.00%
Total deferred bonus awards
Operating expenses
Total Bonus awards	£ 263,000,000	171,000,000
Change %	54.00%
Deferred cash awards
Operating expenses
Total Bonus awards	£ 214,000,000	£ 111,000,000
Change %	93.00%
Proportion of bonus awards that are deferred	81.00%	65.00%
Deferred share awards
Operating expenses
Total Bonus awards	£ 49,000,000	£ 60,000,000
Change %	(18.00%)
Proportion of bonus awards that are deferred	19.00%	35.00%
Maximum
Operating expenses
Cash awards	£ 2,000